UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2031

MFS SERIES TRUST V

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: September 30

Date of reporting period: June 30, 2012

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

June 30, 2012

MFS® INTERNATIONAL NEW DISCOVERY FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.9%
Aerospace - 0.7%
Cobham PLC	2,345,215	$8,541,385
Meggitt PLC	2,121,323	12,864,380

		$21,405,765
Airlines - 1.9%
Copa Holdings S.A., “A”	134,410	$11,086,138
Grupo Aeroportuario del Sureste S.A. de C.V., ADR	166,100	12,967,428
Koninklijke Vopak N.V.	85,931	5,510,453
Qantas Airways Ltd. (a)	7,235,151	8,019,266
Stagecoach Group PLC	4,863,907	20,318,392

		$57,901,677
Alcoholic Beverages - 0.8%
Carlsberg Group	217,177	$17,112,962
Davide Campari-Milano S.p.A.	1,116,014	7,772,168

		$24,885,130
Apparel Manufacturers - 2.4%
ANTA Sports Products Ltd.	4,248,000	$2,589,741
Arezzo Indústria e Comércio S.A.	433,660	6,455,780
Burberry Group PLC	329,050	6,863,716
Cia.Hering S.A.	298,800	5,668,051
Gerry Weber International AG	341,639	14,117,124
Li & Fung Ltd.	3,890,000	7,548,345
Stella International Holdings Ltd.	6,927,500	17,190,058
Top Glove Corp.	7,449,400	12,198,671

		$72,631,486
Automotive - 2.0%
Exide Industries Ltd.	2,457,371	$6,047,252
Geely Automobile Holdings Ltd.	29,030,000	10,272,918
GKN PLC	2,154,051	6,133,411
Guangzhou Automobile Group Co. Ltd., “H”	13,198,000	11,107,393
Mando Corp.	46,863	6,980,294
Motherson Sumi Systems Ltd.	3,488,005	10,245,508
USS Co. Ltd.	107,400	11,601,076

		$62,387,852
Biotechnology - 0.2%
Abcam PLC	494,504	$3,231,465
Lonza Group AG	51,830	2,158,272

		$5,389,737
Broadcasting - 1.1%
Havas S.A.	1,975,921	$8,989,398
Nippon Television Network Corp.	36,990	5,622,538
Proto Corp.	262,800	7,847,106
Rightmove PLC	510,249	12,738,428

		$35,197,470
Brokerage & Asset Managers - 5.6%
Aberdeen Asset Management PLC	7,255,973	$29,550,726
Bolsa Mexicana de Valores S.A. de C.V.	6,952,100	13,711,684

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Brokerage & Asset Managers - continued
CETIP S.A. Mercados Organizados	853,257	$10,663,057
Computershare Ltd.	1,239,422	9,474,702
Daiwa Securities Group, Inc.	2,207,000	8,309,409
GAM Holding Ltd.	147,007	1,634,013
Hargreaves Lansdown PLC	1,227,810	10,234,650
ICAP PLC	1,781,120	9,429,705
IG Group Holdings PLC	2,081,970	15,675,246
Osaka Securities Exchange Co. Ltd.	2,923	16,468,096
Rathbone Brothers PLC	739,247	14,340,296
Schroders PLC	1,039,514	21,882,331
Yuanta Financial Holding Co. Ltd.	23,421,360	10,746,820

		$172,120,735
Business Services - 10.4%
Amadeus Fire AG (h)	261,051	$11,691,442
Amadeus Holdings AG	2,630,978	55,716,512
Brenntag AG (l)	151,556	16,766,342
Brunel International N.V.	132,890	5,273,321
Bunzl PLC	4,248,570	69,599,265
Cabcharge Australia Ltd.	2,227,250	11,428,407
Capgemini	141,640	5,221,431
Capita PLC	465,515	4,782,675
Cielo S.A.	187,891	5,526,811
Cognizant Technology Solutions Corp., “A” (a)	174,770	10,486,200
CTS Eventim AG	159,555	4,807,082
Electrocomponents PLC	1,301,105	4,198,884
Intertek Group PLC	518,008	21,770,588
LPS Brasil - Consultoria de Imoveis S.A.	625,300	10,429,450
LSL Property Services PLC	2,150,478	7,855,792
Misumi Group Inc.	107,700	2,536,542
MITIE Group PLC	1,295,749	5,286,793
Multiplus S.A.	349,420	8,206,194
Nomura Research Institute Ltd.	685,700	15,113,068
Premier Farnell PLC	2,013,250	5,483,324
Redecard S.A.	33,300	544,638
SEEK Ltd.	644,640	4,249,037
Serco Group PLC	683,275	5,745,128
Sodexo	334,223	26,042,150

		$318,761,076
Cable TV - 1.5%
Dish TV India Ltd. (a)	9,371,438	$10,771,517
Jupiter Telecommunications Co. Ltd.	2,110	2,151,310
Naspers	219,134	11,718,492
Telenet Group Holding N.V.	255,414	11,151,311
Virgin Media, Inc.	367,590	8,965,520

		$44,758,150
Chemicals - 0.8%
Nufarm Ltd.	2,965,374	$15,433,302
Victrex PLC	429,721	8,570,435

		$24,003,737

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 1.7%
Dassault Systemes S.A. (l)	107,168	$10,067,578
OBIC Co. Ltd.	46,750	2,517,174
OBIC Co. Ltd.	162,810	31,267,525
Totvs S.A.	431,900	8,321,897

		$52,174,174
Computer Software - Systems - 1.9%
Asustek Computer, Inc.	1,707,000	$15,790,054
Brother Industries Ltd.	158,000	1,808,244
Konica Minolta Holdings, Inc.	1,472,500	11,604,380
NICE Systems Ltd. (a)	331,755	12,111,409
Venture Corp. Ltd.	2,846,000	17,625,002

		$58,939,089
Conglomerates - 0.9%
Alfa S.A.B de C.V.	476,420	$7,616,106
DCC PLC	422,826	9,786,728
First Pacific Co. Ltd.	4,388,000	4,560,338
Smiths Group PLC	301,444	4,798,072

		$26,761,244
Construction - 2.6%
Bellway PLC	2,494,270	$32,750,390
China Shanshui Cement Group Ltd.	4,458,000	3,067,973
Corporacion GEO S.A.B. de C.V. (a)	3,904,000	4,413,317
Corporacion Moctezuma S.A. de C.V.	1,551,200	3,546,676
Geberit AG	83,600	16,490,407
PDG Realty S.A.	3,654,400	6,386,330
PT Semen Gresik (Persero) Tbk.	4,629,500	5,591,282
Urbi Desarrollos Urbanos S.A.B. de C.V. (a)	6,849,800	6,582,939

		$78,829,314
Consumer Products - 4.7%
Beiersdorf AG	239,895	$15,565,113
Chr. Hansen Holding A/S	349,042	8,968,967
Christian Dior S.A.	237,150	32,660,424
Dabur India Ltd.	6,606,200	13,587,332
Dr. Ci:Labo Co. Ltd.	651	2,221,442
Hengan International Group Co. Ltd.	1,023,500	9,951,663
Henkel KGaA, IPS	237,702	15,786,206
Kimberly-Clark de Mexico S.A. de C.V., “A”	2,980,380	5,855,886
Kose Corp.	115,400	2,730,410
Milbon Co. Ltd.	186,030	5,684,317
PZ Cussons	487,985	2,416,583
Shiseido Co. Ltd.	205,500	3,239,805
Uni-Charm Corp.	433,000	24,666,717

		$143,334,865
Consumer Services - 1.8%
Abril Educacao S.A., IEU	377,190	$5,256,434
Anhanguera Educacional Participacoes S.A.	609,700	7,771,133
Dignity PLC	1,731,123	21,879,370
Estacio Participacoes S.A.	585,140	7,079,364
Kakaku.com, Inc.	42,900	1,460,841
Kroton Educacional S.A. (a)	2	2

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Consumer Services - continued
Kroton Educacional S.A., IEU (a)	723,055	$10,457,928
Rakuten	253,000	2,620,021

		$56,525,093
Containers - 1.0%
Klabin S.A., IPS	1,121,900	$5,083,042
Mayr-Melnhof Karton AG	114,649	10,518,902
Viscofan S.A.	329,413	14,184,925

		$29,786,869
Electrical Equipment - 2.2%
Domino Printing Sciences PLC	1,083,998	$9,167,599
IMI PLC	611,453	7,980,434
Kaba Holding AG	3,844	1,460,054
Keyence Corp.	14,300	3,536,648
Legrand S.A.	372,128	12,656,112
OMRON Corp.	95,621	2,018,983
Pfeiffer Vacuum Technology AG	62,809	6,393,280
Sensata Technologies Holding B.V. (a)	367,930	9,853,165
Spectris PLC	659,222	15,855,012

		$68,921,287
Electronics - 2.9%
Advantech Co. Ltd.	5,164,787	$17,200,552
ASM International N.V.	303,446	11,530,667
Chroma Ate, Inc.	775,000	1,763,946
Halma PLC	1,244,227	8,174,165
Hirose Electric Co. Ltd.	73,608	7,277,884
Infineon Technologies AG	1,156,480	7,841,458
Melexis N.V.	161,288	2,500,347
MStar Semiconductor, Inc.	939,000	6,339,062
Seoul Semiconductor Co. Ltd.	475,416	10,360,240
Siliconware Precision Industries Co.	14,629,000	15,212,088

		$88,200,409
Energy - Independent - 0.6%
Athabasca Oil Corp. (a)	339,490	$3,734,690
Bankers Petroleum Ltd. (a)	2,224,481	3,889,182
Cairn Energy PLC	2,736,139	11,351,505

		$18,975,377
Engineering - Construction - 1.3%
Cape PLC	306,604	$1,270,830
JGC Corp.	1,085,000	31,403,448
Outotec Oyj	96,304	4,416,590
Toshiba Plant Kensetsu Co. Ltd.	270,000	3,216,275

		$40,307,143
Food & Beverages - 3.0%
Arca Continental S.A.B de C.V.	1,176,046	$6,836,031
Associated British Foods PLC	313,362	6,305,034
Booker Group PLC	10,630,387	15,167,255
Britvic PLC	3,278,021	16,954,614
Coca-Cola Hellenic Bottling Co. S.A.	405,317	7,181,001
D.E Master Blenders 1753 N.V. (a)	250,000	2,818,901

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Food & Beverages - continued
Kerry Group PLC	296,806	$12,996,036
M Dias Branco S.A Industria e Comercio de Alimentos	493,800	14,505,452
Tiger Brands Ltd.	97,552	2,930,267
Want Want China Holdings Ltd.	6,000,000	7,422,678

		$93,117,269
Food & Drug Stores - 3.3%
Alimentation Couche-Tard, Inc.	226,380	$9,885,920
Brazil Pharma S.A.	816,000	4,367,438
Cosmos Pharmaceutical Corp.	132,900	8,819,046
CP All PLC	10,357,100	11,576,733
Dairy Farm International Holdings Ltd.	690,300	7,358,448
E-Mart Co. Ltd.	37,686	8,277,537
FamilyMart Co. Ltd.	120,100	5,499,044
Lawson, Inc.	280,700	19,638,501
O’Key Group S.A., GDR (n)	1,813,530	14,054,858
Raia Drogasil S.A.	560,100	5,647,013
Sundrug Co. Ltd.	203,600	6,625,677

		$101,750,215
Furniture & Appliances - 0.1%
SEB S.A.	35,280	$2,192,539

Gaming & Lodging - 1.1%
Ladbrokes PLC	1,402,368	$3,457,719
Minor International Public Co. Ltd.	7,976,300	3,591,344
Paddy Power PLC	144,906	9,443,078
Sands China Ltd.	1,150,400	3,685,134
Shangri-La Asia Ltd.	2,604,000	4,994,155
William Hill PLC	1,635,975	7,252,359

		$32,423,789
General Merchandise - 0.9%
Clicks Group Ltd.	999,280	$6,586,248
David Jones Ltd.	1,262,366	3,360,540
Dollarama, Inc.	226,370	13,603,100
Lojas Renner S.A.	133,200	3,737,028

		$27,286,916
Health Maintenance Organizations - 0.3%
Odontoprev S.A.	1,594,000	$8,094,996

Insurance - 3.9%
Admiral Group PLC	318,890	$5,964,481
Amlin PLC	2,293,050	12,728,151
Brasil Insurance Paticipaco e Administracao S.A.	1,174,500	10,438,051
Catlin Group Ltd.	1,468,125	9,794,389
Hiscox Ltd.	4,411,296	29,550,352
Insurance Australia Group Ltd.	4,918,740	17,626,494
Intact Financial Corp.	113,250	7,051,289
Jardine Lloyd Thompson Group PLC	1,328,343	14,562,690
Samsung Fire & Marine Insurance Co. Ltd.	37,824	7,489,046
Storebrand A.S.A. (a)	1,547,912	6,090,558

		$121,295,501

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Leisure & Toys - 0.3%
Sankyo Co. Ltd.	113,000	$5,513,297
Shimano, Inc.	53,300	3,486,346

		$8,999,643
Machinery & Tools - 2.9%
Aalberts Industries N.V.	217,557	$3,387,548
BEML Ltd.	304,121	2,080,628
Burckhardt Compression Holding AG	26,703	6,854,212
Faiveley SA	31,757	1,689,926
Finning International, Inc.	226,470	5,267,468
GEA Group AG	749,832	19,898,692
GLORY Ltd.	87,900	1,827,909
Neopost S.A.	143,469	7,657,090
Rotork PLC	191,565	5,917,696
Sinotruk (Hong Kong) Ltd.	10,067,000	6,044,607
Spirax-Sarco Engineering PLC	269,580	8,400,080
T.K. Corp. (a)	727,596	15,460,993
Thermax Ltd.	538,814	4,644,120
Union Tool Co.	93,100	1,406,135

		$90,537,104
Medical & Health Technology & Services - 2.0%
Diagnosticos da America S.A.	1,118,400	$7,355,770
Fleury S.A.	720,800	9,151,307
Hogy Medical Co. Ltd.	47,200	2,156,428
Kobayashi Pharmaceutical Co. Ltd.	366,100	20,358,667
Miraca Holdings, Inc.	514,800	21,405,591

		$60,427,763
Medical Equipment - 2.3%
DIASORIN S.p.A. (l)	96,046	$2,801,191
Fisher & Paykel Healthcare Corp. Ltd.	7,714,400	12,164,732
Nakanishi, Inc.	86,100	8,735,485
Nihon Kohden Corp.	241,000	7,338,550
Smith & Nephew PLC	760,168	7,609,521
Sonova Holding AG	307,450	29,667,698
Sysmex Corp.	83,900	3,315,768

		$71,632,945
Metals & Mining - 1.2%
Iluka Resources Ltd.	1,740,247	$20,392,369
Maanshan Iron & Steel Co. Ltd. (a)	15,696,000	3,623,558
MOIL Ltd.	1,517,967	7,715,520
Ternium S.A., ADR	287,090	5,618,351

		$37,349,798
Network & Telecom - 1.1%
VTech Holdings Ltd.	2,821,400	$33,637,047

Oil Services - 2.0%
AMEC PLC	1,171,370	$18,487,890
Fugro N.V.	158,669	9,641,479
Global Ports Investments PLC, GDR	203,250	2,774,363
John Wood Group PLC	858,761	9,258,206
Petrofac Ltd.	180,217	3,939,830

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - continued
Petroleum Geo-Services ASA	215,497	$2,642,032
Schoeller-Bleckmann Nooter Apparatetechnik GMBH	76,474	6,174,426
Technip	84,880	8,857,658

		$61,775,884
Other Banks & Diversified Financials - 4.4%
Aeon Credit Service Co. Ltd. (l)	674,900	$12,514,920
BDO Unibank, Inc.	558,223	839,951
Chiba Bank Ltd.	1,954,451	11,738,419
Credicorp Ltd.	204,760	25,777,236
Federal Bank Ltd.	1,278,574	10,271,413
Julius Baer Group Ltd.	145,746	5,276,924
Jyske Bank (a)	677,819	18,268,708
Public Bank Berhad	2,317,000	10,054,561
Public Bank Berhad	42,088	182,653
Shizuoka Bank Ltd.	947,000	9,737,776
Sydbank A/S (a)	1,107,278	17,981,576
TISCO Financial Group Public Co. Ltd.	11,159,000	13,702,802

		$136,346,939
Pharmaceuticals - 1.9%
Genomma Lab Internacional S.A., “B” (a)	4,258,200	$8,420,828
Hisamitsu Pharmaceutical Co., Inc.	89,700	4,417,996
Santen Pharmaceutical Co. Ltd.	527,600	21,616,188
Virbac SA	138,322	22,855,416

		$57,310,428
Pollution Control - 0.4%
Daiseki Co. Ltd.	320,700	$5,573,873
Progressive Waste Solutions Ltd. (l)	362,160	6,861,867

		$12,435,740
Printing & Publishing - 0.1%
De La Rue PLC	186,395	$2,960,094

Railroad & Shipping - 0.1%
Precious Shipping Public Co. Ltd.	8,631,100	$3,913,345

Real Estate - 2.7%
Ascendas India Trust, REIT	21,735,000	$13,040,142
Asian Property Development Public Co. Ltd.	16,327,100	3,804,173
Brasil Brokers Participacoes S.A.	2,827,200	9,191,743
Deutsche Wohnen AG	1,598,103	26,931,248
Midland Holdings Ltd.	29,106,000	14,153,587
Primaris Retail, REIT	396,300	9,170,836
Supalai PLC	11,250,600	6,163,742

		$82,455,471
Restaurants - 1.1%
Ajisen (China) Holdings Ltd.	10,100,000	$7,012,727
Domino’s Pizza UK & IRL PLC	1,863,802	15,066,084
Whitbread PLC	324,058	10,341,022

		$32,419,833

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Special Products & Services - 0.5%
Filtrona PLC	1,566,850	$11,742,017
SK KAKEN Co. Ltd.	53,000	2,101,833
Tikkurila Oyj	131,159	2,241,542

		$16,085,392
Specialty Chemicals - 5.1%
Air Water, Inc.	347,000	$4,197,152
Chugoku Marine Paints Ltd.	381,000	1,842,945
Croda International PLC	1,901,589	67,519,402
Elementis PLC	4,265,247	13,320,814
Fuchs Petrolub AG, IPS	255,966	13,975,743
Japan Pure Chemical Co. Ltd.	385	905,438
Kansai Paint Co. Ltd.	957,000	10,247,815
Mexichem S.A.B de C.V.	1,285,300	5,523,831
Sika AG	7,361	14,176,798
Symrise AG	795,341	24,146,031

		$155,855,969
Specialty Stores - 3.3%
ABC-Mart, Inc.	334,600	$12,505,266
Cj O Shopping Co. Ltd.	51,865	8,216,735
Delticom AG	39,094	2,567,672
DeNA Co. Ltd.	36,300	963,583
Esprit Holdings Ltd.	2,127,205	2,750,493
GOME Electrical Appliances Holding Ltd.	29,870,000	3,980,024
Hyundai Home Shopping Network Corp.	51,165	5,007,041
JB Hi-Fi Ltd. (l)	480,419	4,385,620
M.Video OJSC	412,040	2,825,199
Mitra Adiperkasa Tbk.	3,276,500	2,511,060
MonotaRO Co. Ltd.	405,900	8,982,960
NEXT PLC	469,755	23,555,194
Nitori Co. Ltd.	80,750	7,646,369
Point, Inc.	51,640	1,782,191
Shimamura Co. Ltd.	33,400	3,863,453
Travis Perkins PLC	347,560	5,291,920
Yamada Denki Co. Ltd.	80,890	4,128,649

		$100,963,429
Telecommunications - Wireless - 0.3%
TIM Participacoes S.A., ADR	311,832	$8,562,907

Telephone Services - 2.0%
Empresa Nacional de Telecomunicaciones S.A.	250,312	$4,748,805
Kabel Deutschland Holding AG (a)	124,209	7,729,871
PT XL Axiata Tbk	38,507,000	25,213,527
TDC A.S.	815,220	5,666,499
Ziggo N.V.	532,200	16,962,074

		$60,320,776
Tobacco - 1.1%
Swedish Match AB	870,138	$35,116,912

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Trucking - 1.3%
DSV A.S.	1,017,634	$20,192,111
Yamato Holdings Co. Ltd.	1,193,800	19,220,896

		$39,413,007
Utilities - Electric Power - 1.2%
Aguas Andinas S.A., “A”	10,923,714	$6,762,559
Companhia Energetica de Minas Gerais, IPS	290,925	5,436,104
Energias do Brasil S.A.	2,123,200	13,626,113
Manila Water Co.	5,219,000	3,040,856
Tractebel Energia S.A.	427,800	7,912,756

		$36,778,388
Total Common Stocks		$3,033,657,718

Collateral for Securities Loaned - 0.9%
Morgan Stanley, Repurchase Agreement, 0.18% dated 6/29/12, due 7/02/12, total to be received $28,698,681 (secured by U.S. Treasury and Federal Agency obligations valued at $29,272,359 in an individually traded account), at Net Asset Value	$28,698,251	$28,698,251

Money Market Funds - 0.8%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	24,588,844	$24,588,844
Total Investments		$3,086,944,813

Other Assets, Less Liabilities - (0.6)%		(18,494,053)
Net Assets - 100.0%		$3,068,450,760

(a)	Non-income producing security.
(h)	Affiliated issuers are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer.
(l)	A portion of this security is on loan.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $14,054,858, representing 0.5% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
GDR	Global Depository Receipt
IEU	International Equity Unit
IPS	International Preference Stock
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

9

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United Kingdom	$89,949,791	$655,938,000	$—	$745,887,791
Japan	34,604,816	432,432,610	—	467,037,426
Brazil	205,876,786	2	—	205,876,788
Germany	72,279,580	115,937,725	—	188,217,305
France	10,679,324	128,210,399	—	138,889,723
Hong Kong	—	95,877,606	—	95,877,606
Australia	—	94,369,738	—	94,369,738
Denmark	—	88,190,823	—	88,190,823
Switzerland	15,810,812	61,907,565	—	77,718,377
Other Countries	438,684,991	492,907,150	—	931,592,141
Short Term Securities	—	28,698,251	—	28,698,251
Mutual Funds	24,588,844	—	—	24,588,844
Total Investments	$892,474,944	$2,194,469,869	$—	$3,086,944,813

10

Supplemental Information (unaudited) – continued

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $15,635,985 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $354,799,177 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,814,094,420
Gross unrealized appreciation	$536,372,630
Gross unrealized depreciation	(263,522,237)
Net unrealized appreciation (depreciation)	$272,850,393

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	103,890,731	478,439,006	(557,740,893)	24,588,844

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$60,365	$24,588,844

Other Affiliated Issuer	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
Amadeus Fire AG	253,777	26,600	(19,326)	261,051

Other Affiliated Issuer	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
Amadeus Fire AG	$761,375	$—	$826,874	$11,691,442

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of June 30, 2012, are as follows:

United Kingdom	24.3%
Japan	15.2%
Brazil	6.7%
Germany	6.1%
France	4.5%
Hong Kong	3.1%
Australia	3.1%
Denmark	2.9%
Switzerland	2.5%
Other Countries	31.6%

11

QUARTERLY REPORT

June 30, 2011

MFS® RESEARCH FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 98.9%
Aerospace - 2.4%
Honeywell International, Inc.	358,410	$20,013,614
Precision Castparts Corp.	130,130	21,405,084
United Technologies Corp.	220,660	16,666,450

		$58,085,148
Apparel Manufacturers - 1.6%
Guess?, Inc.	273,530	$8,307,106
Li & Fung Ltd.	3,012,000	5,844,631
NIKE, Inc., “B”	139,850	12,276,033
VF Corp.	96,740	12,909,953

		$39,337,723
Automotive - 1.3%
Delphi Automotive PLC (a)	501,320	$12,783,660
General Motors Co. (a)	460,040	9,071,989
Johnson Controls, Inc.	348,710	9,662,754

		$31,518,403
Biotechnology - 1.6%
Celgene Corp. (a)	209,970	$13,471,675
Gilead Sciences, Inc. (a)	321,790	16,501,391
ViroPharma, Inc. (a)	413,840	9,808,008

		$39,781,074
Broadcasting - 2.5%
News Corp., “A”	1,480,000	$32,989,200
Walt Disney Co.	584,260	28,336,610

		$61,325,810
Brokerage & Asset Managers - 2.0%
BlackRock, Inc.	104,581	$17,759,945
CME Group, Inc.	30,900	8,284,599
Franklin Resources, Inc.	154,260	17,121,317
NASDAQ OMX Group, Inc.	204,623	4,638,803

		$47,804,664
Business Services - 1.3%
Accenture PLC, “A”	314,100	$18,874,269
FleetCor Technologies, Inc. (a)	398,960	13,979,558

		$32,853,827
Cable TV - 1.5%
Comcast Corp., “Special A”	797,010	$25,026,114
Time Warner Cable, Inc.	141,140	11,587,594

		$36,613,708
Chemicals - 2.1%
3M Co.	405,510	$36,333,696
Celanese Corp.	435,020	15,060,392

		$51,394,088

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - 4.7%
Autodesk, Inc. (a)	364,690	$12,760,503
Check Point Software Technologies Ltd. (a)	239,740	11,888,707
Citrix Systems, Inc. (a)	238,630	20,030,602
Microsoft Corp.	288,520	8,825,827
Oracle Corp.	1,317,930	39,142,521
Red Hat, Inc. (a)	163,480	9,233,350
Salesforce.com, Inc. (a)	88,490	12,234,627

		$114,116,137
Computer Software - Systems - 7.0%
Apple, Inc. (a)(s)	221,900	$129,589,600
EMC Corp. (a)	1,045,220	26,788,989
Hewlett-Packard Co.	760,130	15,286,214

		$171,664,803
Construction - 0.8%
Stanley Black & Decker, Inc.	304,670	$19,608,561

Consumer Products - 2.1%
Colgate-Palmolive Co.	172,270	$17,933,307
International Flavors & Fragrances, Inc.	210,260	11,522,248
Newell Rubbermaid, Inc.	665,330	12,069,086
Nu Skin Enterprises, Inc., “A”	96,890	4,544,141
Procter & Gamble Co.	100,510	6,156,238

		$52,225,020
Consumer Services - 0.2%
Priceline.com, Inc. (a)	9,160	$6,087,003

Containers - 0.4%
Silgan Holdings, Inc.	219,600	$9,374,724

Electrical Equipment - 2.2%
Danaher Corp. (s)	1,055,200	$54,954,816

Electronics - 2.0%
Altera Corp.	344,050	$11,642,652
ASML Holding N.V.	283,217	14,563,018
JDS Uniphase Corp. (a)	517,510	5,692,610
Microchip Technology, Inc.	508,340	16,815,887

		$48,714,167
Energy - Independent - 3.9%
Cabot Oil & Gas Corp.	357,340	$14,079,196
EOG Resources, Inc.	85,470	7,701,702
EQT Corp.	222,050	11,908,542
Noble Energy, Inc.	67,830	5,753,341
Occidental Petroleum Corp.	435,220	37,328,819
Pioneer Natural Resources Co.	122,010	10,762,502
WPX Energy, Inc. (a)	409,280	6,622,150

		$94,156,252

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Energy - Integrated - 4.7%
Exxon Mobil Corp. (s)	1,329,700	$113,782,429

Engineering - Construction - 0.6%
Fluor Corp.	318,240	$15,701,962

Food & Beverages - 4.0%
Coca-Cola Enterprises, Inc.	395,230	$11,082,249
Dr Pepper Snapple Group, Inc.	389,270	17,030,563
General Mills, Inc.	381,760	14,713,030
Groupe Danone	242,561	15,045,690
Ingredion, Inc.	141,890	7,026,393
Kraft Foods, Inc., “A”	687,840	26,564,381
Mead Johnson Nutrition Co., “A”	78,710	6,336,942

		$97,799,248
Food & Drug Stores - 1.1%
CVS Caremark Corp.	560,760	$26,204,315

Gaming & Lodging - 0.1%
Sands China Ltd.	1,032,000	$3,305,857

General Merchandise - 2.7%
Dollar General Corp. (a)	213,500	$11,612,265
Kohl’s Corp.	170,830	7,771,057
Target Corp.	802,960	46,724,242

		$66,107,564
Health Maintenance Organizations - 1.0%
Aetna, Inc.	211,120	$8,185,122
UnitedHealth Group, Inc.	262,210	15,339,285

		$23,524,407
Insurance - 3.4%
ACE Ltd.	388,820	$28,823,227
American International Group, Inc. (a)	102,360	3,284,732
Aon PLC	102,410	4,790,740
Chubb Corp.	173,090	12,604,414
Everest Re Group Ltd.	183,830	19,024,567
Prudential Financial, Inc.	317,170	15,360,543

		$83,888,223
Internet - 2.7%
eBay, Inc. (a)	506,050	$21,259,161
Google, Inc., “A” (a)	75,630	43,870,694

		$65,129,855
Machinery & Tools - 0.6%
Joy Global, Inc.	241,320	$13,690,084

Major Banks - 4.5%
Goldman Sachs Group, Inc.	235,250	$22,551,065
JPMorgan Chase & Co.	1,425,620	50,937,403
PNC Financial Services Group, Inc.	348,810	21,315,779
State Street Corp.	330,460	14,751,734

		$109,555,981

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Medical & Health Technology & Services - 1.5%
AmerisourceBergen Corp.	331,400	$13,040,590
Express Scripts Holding Co. (a)	266,470	14,877,020
Henry Schein, Inc. (a)	102,590	8,052,289

		$35,969,899
Medical Equipment - 2.6%
Covidien PLC	428,340	$22,916,190
Edwards Lifesciences Corp. (a)	84,300	8,708,190
St. Jude Medical, Inc.	385,510	15,385,704
Thermo Fisher Scientific, Inc.	323,420	16,788,732

		$63,798,816
Natural Gas - Distribution - 0.5%
Spectra Energy Corp.	402,630	$11,700,428

Natural Gas - Pipeline - 0.2%
Kinder Morgan, Inc.	133,538	$4,302,594

Network & Telecom - 1.3%
F5 Networks, Inc. (a)	92,100	$9,169,476
Finisar Corp. (a)	453,360	6,782,266
Fortinet, Inc. (a)	365,350	8,483,427
Juniper Networks, Inc. (a)	462,450	7,542,560

		$31,977,729
Oil Services - 2.0%
Cameron International Corp. (a)	292,310	$12,484,560
Dresser-Rand Group, Inc. (a)	229,330	10,214,358
FMC Technologies, Inc. (a)	117,840	4,622,863
Halliburton Co.	110,070	3,124,887
Schlumberger Ltd.	283,430	18,397,441

		$48,844,109
Other Banks & Diversified Financials - 3.7%
Discover Financial Services	435,580	$15,062,356
Fifth Third Bancorp	1,586,210	21,255,214
SunTrust Banks, Inc.	197,880	4,794,632
Visa, Inc., “A”	261,440	32,321,827
Western Union Co.	942,090	15,864,796

		$89,298,825
Pharmaceuticals - 5.4%
Abbott Laboratories	430,260	$27,738,862
Johnson & Johnson	175,360	11,847,322
Merck & Co., Inc.	957,360	39,969,780
Pfizer, Inc.	2,241,090	51,545,071

		$131,101,035
Pollution Control - 0.4%
Waste Connections, Inc.	368,490	$11,025,221

Precious Metals & Minerals - 0.2%
Goldcorp, Inc.	131,010	$4,923,356

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Railroad & Shipping - 1.1%
Union Pacific Corp.	216,070	$25,779,312

Real Estate - 0.9%
BioMed Realty Trust, Inc., REIT	577,420	$10,786,206
Starwood Property Trust, Inc., REIT	548,820	11,695,354

		$22,481,560
Restaurants - 1.6%
Starbucks Corp.	192,490	$10,263,567
YUM! Brands, Inc.	451,670	29,096,581

		$39,360,148
Specialty Chemicals - 0.7%
Airgas, Inc.	202,510	$17,012,865

Specialty Stores - 2.0%
American Eagle Outfitters, Inc.	276,110	$5,447,650
Gap, Inc.	216,260	5,916,874
PetSmart, Inc.	233,520	15,921,394
Tiffany & Co.	171,790	9,096,281
Urban Outfitters, Inc. (a)	425,150	11,729,889

		$48,112,088
Telecommunications - Wireless - 0.9%
American Tower Corp., REIT	145,170	$10,148,835
SBA Communications Corp. (a)	106,350	6,067,268
Vodafone Group PLC, ADR	215,790	6,080,962

		$22,297,065
Telephone Services - 2.2%
AT&T, Inc.	973,290	$34,707,521
CenturyLink, Inc.	145,514	5,746,348
Verizon Communications, Inc.	275,210	12,230,332
Ziggo N.V.	65,577	2,090,045

		$54,774,246
Tobacco - 2.9%
Lorillard, Inc.	201,920	$26,643,344
Philip Morris International, Inc.	499,900	43,621,274

		$70,264,618
Trucking - 1.1%
Expeditors International of Washington, Inc.	690,660	$26,763,075

Utilities - Electric Power - 2.7%
AES Corp. (a)	715,570	$9,180,763
American Electric Power Co., Inc.	293,170	11,697,483
CMS Energy Corp.	942,960	22,159,560
Edison International	506,360	23,393,832

		$66,431,638
Total Common Stocks		$2,414,524,480

5

Portfolio of Investments (unaudited) – continued

Issuer			Shares/Par	Value ($)

Convertible Preferred Stocks - 0.5%
Utilities - Electric Power - 0.5%
PPL Corp., 9.5%			239,930	$12,692,297
	Strike Price	First Exercise
Warrants - 0.0%
Natural Gas - Pipeline - 0.0%
Kinder Morgan, Inc. (1 share for 1 warrant) (a)	$40	2/15/12	201,996	$436,311

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)			13,278,655	$13,278,655
Total Investments				$2,440,931,743

Securities Sold Short - (0.5)%
Business Services - (0.3)%
Computer Sciences Corp.			(254,930)	$(6,327,363)

Food & Beverages - (0.2)%
Conagra Foods, Inc.			(228,930)	$(5,936,155)
Total Securities Sold Short				$(12,263,518)

Other Assets, Less Liabilities - 0.5%				12,503,854
Net Assets - 100.0%				$2,441,172,079

(a)	Non-income producing security.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

At June 30, 2012, the fund had cash collateral of $12,665,694 and other liquid securities with an aggregate value of $5,801,450 to cover any commitments for securities sold short.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

6

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$2,363,910,822	$—	$—	$2,363,910,822
Netherlands	16,653,063	—	—	16,653,063
France	15,045,690	—	—	15,045,690
Israel	11,888,707	—	—	11,888,707
Hong Kong	—	9,150,488	—	9,150,488
United Kingdom	6,080,962	—	—	6,080,962
Canada	4,923,356	—	—	4,923,356
Mutual Funds	13,278,655	—	—	13,278,655
Total Investments	$2,431,781,255	$9,150,488	$—	$2,440,931,743
Short Sales	$(12,263,518)	$—	$—	$(12,263,518)

For further information regarding security characteristics, see the Portfolio of Investments.

7

Supplemental Information (unaudited) – continued

Of the level 1 investments presented above, equity investments amounting to $15,045,690 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$2,227,441,748
Gross unrealized appreciation	$322,177,925
Gross unrealized depreciation	(108,687,930)
Net unrealized appreciation (depreciation)	$213,489,995

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	26,284,397	202,912,216	(215,917,958)	13,278,655

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$8,727	$13,278,655

8

QUARTERLY REPORT

June 30, 2012

MFS® TOTAL RETURN FUND

PORTFOLIO OF INVESTMENTS

6/30/12 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Common Stocks - 58.8%
Aerospace - 4.3%
Honeywell International, Inc.	982,770	$54,877,871
Huntington Ingalls Industries, Inc. (a)	52,656	2,118,877
Lockheed Martin Corp.	1,025,960	89,340,597
Northrop Grumman Corp.	320,000	20,412,800
Precision Castparts Corp.	80,820	13,294,082
United Technologies Corp.	939,600	70,967,988

		$251,012,215
Alcoholic Beverages - 0.9%
Diageo PLC	1,934,732	$49,753,921
Diageo PLC, ADR	23,710	2,443,790

		$52,197,711
Automotive - 0.9%
Delphi Automotive PLC (a)	652,740	$16,644,870
General Motors Co. (a)	283,370	5,588,056
Johnson Controls, Inc.	998,950	27,680,905

		$49,913,831
Broadcasting - 2.4%
Omnicom Group, Inc.	706,390	$34,330,554
Viacom, Inc., “B”	968,870	45,556,267
Walt Disney Co.	1,178,340	57,149,490

		$137,036,311
Brokerage & Asset Managers - 1.0%
BlackRock, Inc.	193,642	$32,884,284
Franklin Resources, Inc.	216,410	24,019,346

		$56,903,630
Business Services - 1.0%
Accenture PLC, “A”	654,460	$39,326,501
Dun & Bradstreet Corp.	119,000	8,469,230
Fiserv, Inc. (a)	106,740	7,708,763

		$55,504,494
Cable TV - 0.7%
Comcast Corp., “Special A”	1,320,300	$41,457,420

Chemicals - 2.3%
3M Co.	655,320	$58,716,672
Celanese Corp.	252,200	8,731,164
E.I. du Pont de Nemours & Co.	281,090	14,214,721
PPG Industries, Inc.	462,450	49,075,194

		$130,737,751
Computer Software - 1.3%
Check Point Software Technologies Ltd. (a)	148,450	$7,361,636
Microsoft Corp.	319,050	9,759,740
Oracle Corp.	1,974,650	58,647,105

		$75,768,481

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Computer Software - Systems - 1.1%
Hewlett-Packard Co.	765,790	$15,400,037
International Business Machines Corp.	254,660	49,806,403

		$65,206,440
Construction - 0.4%
Stanley Black & Decker, Inc.	399,541	$25,714,459

Consumer Products - 0.7%
Procter & Gamble Co.	535,998	$32,829,878
Reckitt Benckiser Group PLC	161,250	8,498,028

		$41,327,906
Electrical Equipment - 1.7%
Danaher Corp.	1,205,640	$62,789,731
Tyco International Ltd.	680,700	35,974,995

		$98,764,726
Electronics - 0.6%
ASML Holding N.V.	174,442	$8,969,808
Intel Corp.	634,830	16,918,220
Microchip Technology, Inc.	250,210	8,276,947

		$34,164,975
Energy - Independent - 2.6%
Anadarko Petroleum Corp.	264,390	$17,502,618
Apache Corp.	437,560	38,457,148
EOG Resources, Inc.	106,270	9,575,990
EQT Corp.	192,350	10,315,731
Noble Energy, Inc.	263,430	22,344,133
Occidental Petroleum Corp.	581,540	49,878,686

		$148,074,306
Energy - Integrated - 2.9%
Chevron Corp.	621,475	$65,565,613
Exxon Mobil Corp.	1,146,868	98,137,495
Hess Corp.	27,150	1,179,668

		$164,882,776
Engineering - Construction - 0.2%
Fluor Corp.	190,350	$9,391,869

Food & Beverages - 2.8%
General Mills, Inc.	1,088,610	$41,955,029
Groupe Danone	474,981	29,462,350
J.M. Smucker Co.	81,840	6,180,557
Kellogg Co.	159,640	7,875,041
Nestle S.A.	764,886	45,626,534
PepsiCo, Inc.	412,990	29,181,873

		$160,281,384
Food & Drug Stores - 1.1%
CVS Caremark Corp.	797,099	$37,248,436
Kroger Co.	377,310	8,749,819
Walgreen Co.	653,400	19,327,572

		$65,325,827

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
General Merchandise - 1.3%
Kohl’s Corp.	445,720	$20,275,803
Target Corp.	897,430	52,221,452

		$72,497,255
Health Maintenance Organizations - 0.1%
Aetna, Inc.	190,540	$7,387,236

Insurance - 3.9%
ACE Ltd.	598,970	$44,401,646
Aon PLC	645,910	30,215,670
Chubb Corp.	182,820	13,312,952
MetLife, Inc.	1,621,530	50,024,201
Prudential Financial, Inc.	852,200	41,272,046
Travelers Cos., Inc.	683,373	43,626,532

		$222,853,047
Leisure & Toys - 0.4%
Hasbro, Inc.	613,150	$20,767,391

Machinery & Tools - 0.4%
Eaton Corp.	570,763	$22,619,338

Major Banks - 6.4%
Bank of America Corp.	2,459,730	$20,120,591
Bank of New York Mellon Corp.	2,563,458	56,267,903
Goldman Sachs Group, Inc.	594,792	57,016,761
JPMorgan Chase & Co.	3,202,371	114,420,716
PNC Financial Services Group, Inc.	371,189	22,683,360
State Street Corp.	749,870	33,474,197
Wells Fargo & Co.	1,932,380	64,618,787

		$368,602,315
Medical & Health Technology & Services - 0.3%
AmerisourceBergen Corp.	247,360	$9,733,616
Quest Diagnostics, Inc.	162,480	9,732,552

		$19,466,168
Medical Equipment - 2.0%
Becton, Dickinson & Co.	251,650	$18,810,838
Covidien PLC	363,650	19,455,275
Medtronic, Inc.	495,540	19,192,264
St. Jude Medical, Inc.	719,670	28,722,030
Thermo Fisher Scientific, Inc.	616,840	32,020,164

		$118,200,571
Metals & Mining - 0.1%
Cliffs Natural Resources, Inc.	87,000	$4,288,230

Natural Gas - Pipeline - 0.3%
Williams Cos., Inc.	569,230	$16,405,209

Network & Telecom - 0.4%
Cisco Systems, Inc.	1,276,320	$21,914,414

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Oil Services - 0.4%
Schlumberger Ltd.	104,140	$6,759,727
Transocean, Inc.	358,280	16,025,864

		$22,785,591
Other Banks & Diversified Financials - 1.4%
American Express Co.	155,820	$9,070,282
MasterCard, Inc., “A”	21,016	9,039,192
SunTrust Banks, Inc.	384,500	9,316,435
Visa, Inc., “A”	151,080	18,678,020
Western Union Co.	1,654,851	27,867,691
Zions Bancorporation	396,950	7,708,769

		$81,680,389
Pharmaceuticals - 4.5%
Abbott Laboratories	940,600	$60,640,482
Bayer AG	112,279	8,096,289
Johnson & Johnson	1,164,980	78,706,049
Merck & Co., Inc.	413,230	17,252,353
Pfizer, Inc.	3,876,895	89,168,585
Roche Holding AG	51,814	8,944,518

		$262,808,276
Printing & Publishing - 0.1%
Moody’s Corp.	207,180	$7,572,429

Railroad & Shipping - 0.3%
Canadian National Railway Co.	133,530	$11,267,261
Union Pacific Corp.	62,550	7,462,841

		$18,730,102
Specialty Chemicals - 0.5%
Air Products & Chemicals, Inc.	392,190	$31,661,499

Specialty Stores - 0.3%
Advance Auto Parts, Inc.	80,940	$5,521,727
Staples, Inc.	1,053,930	13,753,787

		$19,275,514
Telecommunications - Wireless - 0.9%
Vodafone Group PLC	17,427,368	$48,964,524
Vodafone Group PLC, ADR	80,950	2,281,171

		$51,245,695
Telephone Services - 1.4%
AT&T, Inc.	2,000,028	$71,320,998
CenturyLink, Inc.	243,373	9,610,800

		$80,931,798
Tobacco - 2.8%
Altria Group, Inc.	305,730	$10,562,972
Lorillard, Inc.	203,120	26,801,684
Philip Morris International, Inc.	1,441,610	125,794,889

		$163,159,545
Trucking - 0.6%
United Parcel Service, Inc., “B”	419,060	$33,005,166

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Utilities - Electric Power - 1.1%
NRG Energy, Inc. (a)	351,250	$6,097,700
PG&E Corp.	413,310	18,710,544
PPL Corp.	653,790	18,181,900
Public Service Enterprise Group, Inc.	636,550	20,687,875

		$63,678,019
Total Common Stocks		$3,395,201,709

Bonds - 39.7%
Agency - Other - 0.1%
Financing Corp., 9.65%, 2018	$2,850,000	$4,229,411

Asset-Backed & Securitized - 1.9%
Anthracite Ltd., “A”, CDO, FRN, 0.695%, 2017 (n)	$3,337,330	$3,237,211
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040 (z)	6,961,854	4,530,112
BlackRock Capital Finance LP, 7.75%, 2026 (n)	981,980	110,473
Capital Trust Realty Ltd., CDO, 5.16%, 2035 (n)	5,338,031	5,378,066
Citigroup/Deutsche Bank Commercial Mortgage Trust, 5.322%, 2049	7,105,112	7,891,776
Credit Suisse Mortgage Capital Certificate, FRN, 5.695%, 2040	9,759,829	10,467,456
GMAC Mortgage Corp. Loan Trust, FRN, 5.805%, 2036	4,210,237	3,017,881
JPMorgan Chase Commercial Mortgage Securities Corp., 4.78%, 2042	828,000	879,863
JPMorgan Chase Commercial Mortgage Securities Corp., “A3”, FRN, 6.179%, 2051	12,669,291	13,458,195
JPMorgan Chase Commercial Mortgage Securities Corp., “A4”, FRN, 6.009%, 2049	8,257,080	9,064,655
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 4.948%, 2037	1,200,000	1,283,964
JPMorgan Chase Commercial Mortgage Securities Corp., FRN, 5.386%, 2041	2,279,327	2,414,211
Merrill Lynch Mortgage Trust, FRN, “A3”, 6.041%, 2050	1,948,101	2,010,376
Merrill Lynch/Countrywide Commercial Mortgage Trust, FRN, 5.81%, 2050	11,723,839	12,620,455
Morgan Stanley Capital I, Inc., FRN, 0.985%, 2030 (i)(n)	27,767,203	678,353
Residential Asset Mortgage Products, Inc., FRN, 4.971%, 2034	1,459,834	1,467,434
Residential Funding Mortgage Securities, Inc., FRN, 5.32%, 2035	8,242,000	4,984,720
Spirit Master Funding LLC, 5.05%, 2023 (z)	6,880,977	6,442,728
Wachovia Bank Commercial Mortgage Trust, “A4”, FRN, 6.097%, 2051	18,785,000	21,050,978

		$110,988,907
Automotive - 0.2%
Toyota Motor Credit Corp., 3.2%, 2015	$3,480,000	$3,696,345
Toyota Motor Credit Corp., 3.4%, 2021	4,890,000	5,142,476
Volkswagen International Finance N.V., 2.375%, 2017 (n)	4,856,000	4,932,851

		$13,771,672
Broadcasting - 0.2%
Hearst-Argyle Television, Inc., 7.5%, 2027	$3,800,000	$2,836,590
News America, Inc., 8.5%, 2025	5,903,000	7,419,310

		$10,255,900
Cable TV - 0.4%
Cox Communications, Inc., 4.625%, 2013	$6,711,000	$6,946,516
DIRECTV Holdings LLC, 4.6%, 2021	7,320,000	7,785,098
Time Warner Entertainment Co. LP, 8.375%, 2033	7,170,000	9,712,432

		$24,444,046
Conglomerates - 0.1%
ABB Finance (USA), Inc., 2.875%, 2022	$1,772,000	$1,792,477
United Technologies Corp., 3.1%, 2022	2,450,000	2,567,262

		$4,359,739

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Defense Electronics - 0.1%
BAE Systems Holdings, Inc., 5.2%, 2015 (n)	$3,942,000	$4,288,935

Emerging Market Quasi-Sovereign - 0.4%
CNOOC Finance (2012) Ltd., 3.875%, 2022 (n)	$5,880,000	$6,081,566
Corporacion Nacional del Cobre de Chile, 3.75%, 2020 (n)	1,789,000	1,865,721
Petrobras International Finance Co., 5.375%, 2021	2,152,000	2,319,363
Petrobras International Finance Co., 6.75%, 2041	1,511,000	1,772,379
Petroleos Mexicanos, 8%, 2019	4,145,000	5,264,150
Qtel International Finance Ltd., 6.5%, 2014 (n)	1,395,000	1,522,643
Ras Laffan Liquefied Natural Gas Co. Ltd., 5.832%, 2016 (n)	4,508,374	4,829,596

		$23,655,418
Emerging Market Sovereign - 0.4%
Republic of Peru, 7.35%, 2025	$551,000	$774,155
Russian Federation, 3.625%, 2015 (z)	12,000,000	12,413,640
United Mexican States, 4.75%, 2044	7,817,000	8,422,818

		$21,610,613
Energy - Independent - 0.1%
Apache Corp., 3.25%, 2022	$2,382,000	$2,487,313
Apache Corp., 4.75%, 2043	1,827,000	2,029,382
Hess Corp., 8.125%, 2019	1,740,000	2,239,700

		$6,756,395
Energy - Integrated - 0.6%
BP Capital Markets PLC, 4.5%, 2020	$1,661,000	$1,870,014
BP Capital Markets PLC, 4.742%, 2021	4,892,000	5,599,349
Husky Energy, Inc., 5.9%, 2014	4,370,000	4,750,640
Husky Energy, Inc., 7.25%, 2019	4,453,000	5,496,195
Petro-Canada, 6.05%, 2018	9,475,000	11,212,270
Total Capital International S.A., 1.55%, 2017	7,071,000	7,087,560

		$36,016,028
Financial Institutions - 0.0%
General Electric Capital Corp., 5.45%, 2013	$2,383,000	$2,444,586

Food & Beverages - 0.2%
Anheuser-Busch InBev Worldwide, Inc., 8%, 2039	$5,850,000	$9,197,791
Kraft Foods, Inc., 3.5%, 2022 (n)	2,361,000	2,422,768
Molson Coors Brewing Co., 5%, 2042	2,013,000	2,174,789

		$13,795,348
Food & Drug Stores - 0.1%
CVS Caremark Corp., 6.125%, 2016	$6,630,000	$7,755,204

Gaming & Lodging - 0.0%
Wyndham Worldwide Corp., 6%, 2016	$50,000	$55,619

Insurance - 0.1%
Metropolitan Life Global Funding I, 5.125%, 2013 (n)	$3,340,000	$3,450,454
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	1,320,000	1,415,520
Prudential Financial, Inc., 6.625%, 2040	2,420,000	2,758,180

		$7,624,154

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Insurance - Property & Casualty - 0.2%
Chubb Corp., 6.375% to 2017, FRN to 2067	$8,200,000	$8,466,500
ZFS Finance USA Trust V, 6.5% to 2017, FRN to 2067 (n)	2,925,000	2,866,500

		$11,333,000
International Market Quasi-Sovereign - 0.6%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$2,973,000	$3,101,225
ING Bank N.V., 3.9%, 2014 (n)	6,920,000	7,262,623
Irish Life & Permanent PLC, 3.6%, 2013 (e)(n)	8,600,000	8,334,208
KFW International Finance, Inc., 4.875%, 2019	7,250,000	8,720,467
Societe Financement de l’ Economie Francaise, 3.375%, 2014 (n)	4,053,000	4,210,897

		$31,629,420
Local Authorities - 0.2%
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 2040	$5,815,000	$8,476,235

Machinery & Tools - 0.1%
Atlas Copco AB, 5.6%, 2017 (n)	$5,970,000	$6,750,380

Major Banks - 1.6%
ABN AMRO Bank N.V., FRN, 2.236%, 2014 (n)	$5,900,000	$5,902,207
Bank of America Corp., 7.375%, 2014	2,825,000	3,038,101
Bank of America Corp., 5.49%, 2019	4,135,000	4,211,076
Bank of America Corp., 7.625%, 2019	3,980,000	4,680,006
BNP Paribas, 7.195% to 2037, FRN to 2049 (n)	3,200,000	2,736,000
Commonwealth Bank of Australia, 5%, 2019 (n)	3,930,000	4,317,612
Credit Suisse New York, 5.5%, 2014	8,200,000	8,693,189
Goldman Sachs Group, Inc., 5.625%, 2017	6,364,000	6,675,212
HSBC Holdings PLC, 5.1%, 2021	3,688,000	4,117,468
ING Bank N.V., 3.75%, 2017 (n)	4,761,000	4,738,666
JPMorgan Chase & Co., 6.3%, 2019	6,750,000	7,888,941
JPMorgan Chase Capital XXII, 6.45%, 2087	3,143,000	3,143,000
JPMorgan Chase Capital XXVII, 7%, 2039	816,000	816,000
Merrill Lynch & Co., Inc., 6.15%, 2013	6,790,000	7,027,684
Morgan Stanley, 6.625%, 2018	6,920,000	7,235,331
PNC Funding Corp., 5.625%, 2017	6,510,000	7,243,423
Wachovia Corp., 5.25%, 2014	4,613,000	4,921,015
Wells Fargo & Co., 2.1%, 2017	6,600,000	6,614,751

		$93,999,682
Medical & Health Technology & Services - 0.4%
Aristotle Holding, Inc., 2.65%, 2017 (n)	$7,200,000	$7,325,057
CareFusion Corp., 6.375%, 2019	6,240,000	7,359,412
Hospira, Inc., 6.05%, 2017	5,813,000	6,556,901

		$21,241,370
Metals & Mining - 0.1%
Vale Overseas Ltd., 4.625%, 2020	$1,631,000	$1,706,183
Vale Overseas Ltd., 6.875%, 2039	1,269,000	1,482,670

		$3,188,853
Mortgage-Backed - 12.4%
Fannie Mae, 4.01%, 2013	$925,532	$944,838
Fannie Mae, 4.021%, 2013	2,875,226	2,943,181
Fannie Mae, 4.767%, 2013	514,446	517,596
Fannie Mae, 4.561%, 2014	3,916,895	4,113,404

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Mortgage-Backed - continued
Fannie Mae, 4.778%, 2014	$179,506	$186,572
Fannie Mae, 4.842%, 2014	4,097,948	4,340,654
Fannie Mae, 4.88%, 2014 - 2020	1,399,192	1,523,241
Fannie Mae, 4.564%, 2015	315,729	333,859
Fannie Mae, 4.78%, 2015	2,235,130	2,425,849
Fannie Mae, 4.856%, 2015	623,908	676,224
Fannie Mae, 4.894%, 2015	2,775,833	3,033,295
Fannie Mae, 5.19%, 2015	1,298,627	1,424,667
Fannie Mae, 5.09%, 2016	2,000,000	2,225,823
Fannie Mae, 5.35%, 2016	647,847	725,143
Fannie Mae, 5.662%, 2016	1,190,183	1,343,268
Fannie Mae, 5.725%, 2016	2,037,938	2,322,078
Fannie Mae, 5.05%, 2017	2,420,282	2,699,401
Fannie Mae, 5.5%, 2017 - 2040	119,188,381	130,781,632
Fannie Mae, 6%, 2017 - 2037	56,097,344	62,756,216
Fannie Mae, 2.578%, 2018	4,000,000	4,170,552
Fannie Mae, 3.8%, 2018	793,562	868,812
Fannie Mae, 3.849%, 2018	1,442,533	1,589,668
Fannie Mae, 3.91%, 2018	1,180,204	1,295,895
Fannie Mae, 4.5%, 2018 - 2041	24,800,369	26,857,872
Fannie Mae, 5%, 2018 - 2041	61,217,310	66,470,529
Fannie Mae, 4.6%, 2019	770,000	882,691
Fannie Mae, 3%, 2027	9,609,255	10,084,643
Fannie Mae, 7.5%, 2030 - 2032	640,679	784,273
Fannie Mae, 6.5%, 2031 - 2037	18,785,853	21,439,234
Fannie Mae, 4%, 2040	2,344,820	2,499,545
Fannie Mae, 3.5%, 2041 - 2042	14,097,275	14,894,377
Freddie Mac, 6%, 2016 - 2037	31,476,209	34,937,166
Freddie Mac, 3.882%, 2017	2,574,445	2,854,738
Freddie Mac, 5%, 2017 - 2039	40,882,428	44,243,082
Freddie Mac, 2.412%, 2018 (n)	1,963,000	2,037,716
Freddie Mac, 3.154%, 2018	712,000	766,331
Freddie Mac, 4.5%, 2019 - 2035	15,883,803	16,903,315
Freddie Mac, 5.085%, 2019	6,789,000	7,961,148
Freddie Mac, 5.5%, 2019 - 2035	24,992,179	27,405,336
Freddie Mac, 3.808%, 2020	5,739,000	6,369,699
Freddie Mac, 6.5%, 2034 - 2037	10,125,936	11,477,621
Freddie Mac, 4%, 2040 - 2041	31,841,637	33,833,284
Freddie Mac, 3.5%, 2042	11,930,527	12,562,993
Ginnie Mae, 5.5%, 2032 - 2035	12,896,374	14,410,609
Ginnie Mae, 6%, 2032 - 2038	12,420,563	14,030,066
Ginnie Mae, 4.5%, 2033 - 2041	35,399,222	38,946,495
Ginnie Mae, 5%, 2033 - 2041	26,440,307	29,227,658
Ginnie Mae, 3.5%, 2041 - 2042	10,349,408	11,082,082
Ginnie Mae, 4%, 2041	16,908,240	18,501,130
Ginnie Mae, TBA, 3.5%, 2042	8,900,000	9,485,452

		$714,190,953
Natural Gas - Pipeline - 0.3%
Enterprise Products Operating LLC, 6.5%, 2019	$5,184,000	$6,248,140
Kinder Morgan Energy Partners LP, 7.75%, 2032	2,520,000	3,137,791
Spectra Energy Capital LLC, 8%, 2019	5,327,000	6,824,191

		$16,210,122

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Network & Telecom - 0.2%
AT&T, Inc., 5.55%, 2041	$8,008,000	$9,545,192
Telecom Italia Capital, 5.25%, 2013	4,186,000	4,196,465

		$13,741,657
Other Banks & Diversified Financials - 0.8%
American Express Co., 5.5%, 2016	$6,317,000	$7,211,064
Banco Bradesco S.A., 6.75%, 2019 (n)	3,383,000	3,755,130
Banco Santander U.S. Debt S.A.U., 3.781%, 2015 (n)	2,600,000	2,427,539
Capital One Financial Corp., 6.15%, 2016	8,680,000	9,704,006
Groupe BPCE S.A., 12.5% to 2019, FRN to 2049 (n)	7,712,000	7,762,745
Nordea Bank AB, 4.875%, 2021 (z)	3,590,000	3,906,925
Svenska Handelsbanken AB, 4.875%, 2014 (n)	5,000,000	5,277,705
UBS Preferred Funding Trust V, 6.243% to 2016, FRN to 2049	6,270,000	5,893,800

		$45,938,914
Pharmaceuticals - 0.3%
Roche Holdings, Inc., 6%, 2019 (n)	$6,175,000	$7,680,737
Teva Pharmaceutical Finance IV LLC, 3.65%, 2021	7,330,000	7,709,533

		$15,390,270
Real Estate - 0.6%
Boston Properties, Inc., REIT, 5%, 2015	$2,006,000	$2,179,519
ERP Operating LP, REIT, 5.375%, 2016	1,460,000	1,635,295
ERP Operating LP, REIT, 4.625%, 2021	5,212,000	5,661,134
HCP, Inc., REIT, 5.375%, 2021	4,146,000	4,584,659
HRPT Properties Trust, REIT, 6.25%, 2016	11,278,000	11,901,121
Kimco Realty Corp., REIT, 6%, 2012	1,750,000	1,778,273
WEA Finance LLC, REIT, 6.75%, 2019 (n)	2,086,000	2,461,215
WEA Finance LLC, REIT, 4.625%, 2021 (n)	5,810,000	6,140,176

		$36,341,392
Retailers - 0.4%
Home Depot, Inc., 5.95%, 2041	$1,578,000	$2,053,054
Limited Brands, Inc., 5.25%, 2014	2,262,000	2,375,100
Target Corp., 4%, 2042	5,822,000	5,734,816
Wal-Mart Stores, Inc., 5.25%, 2035	12,347,000	14,943,093

		$25,106,063
Specialty Chemicals - 0.0%
Ecolab, Inc., 5.5%, 2041	$960,000	$1,151,803

Supranational - 0.2%
Asian Development Bank, 2.75%, 2014	$5,390,000	$5,630,243
Asian Development Bank, 1.125%, 2017	3,322,000	3,373,179

		$9,003,422
Telecommunications - Wireless - 0.3%
Crown Castle Towers LLC, 6.113%, 2020 (n)	$3,852,000	$4,459,137
Crown Castle Towers LLC, 4.883%, 2020 (n)	2,040,000	2,214,861
Rogers Communications, Inc., 6.8%, 2018	8,529,000	10,518,440

		$17,192,438
Tobacco - 0.1%
B.A.T. International Finance PLC, 3.25%, 2022 (n)	$5,833,000	$5,764,573

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Transportation - Services - 0.1%
Erac USA Finance Co., 7%, 2037 (n)	$6,381,000	$7,691,906

U.S. Government Agencies and Equivalents - 0.5%
Aid-Egypt, 4.45%, 2015	$9,559,000	$10,703,212
Small Business Administration, 4.35%, 2023	1,030,619	1,127,238
Small Business Administration, 4.77%, 2024	2,564,177	2,842,814
Small Business Administration, 5.18%, 2024	4,087,245	4,529,655
Small Business Administration, 5.52%, 2024	2,385,018	2,694,145
Small Business Administration, 4.99%, 2024	3,941,780	4,394,591
Small Business Administration, 4.95%, 2025	3,084,299	3,446,589

		$29,738,244
U.S. Treasury Obligations - 14.4%
U.S. Treasury Bonds, 8.5%, 2020	$2,148,000	$3,292,480
U.S. Treasury Bonds, 6%, 2026	1,524,000	2,234,090
U.S. Treasury Bonds, 6.75%, 2026	926,000	1,452,374
U.S. Treasury Bonds, 5.25%, 2029	5,294,000	7,467,849
U.S. Treasury Bonds, 5.375%, 2031	4,690,000	6,834,212
U.S. Treasury Bonds, 4.5%, 2036	5,928,000	7,962,045
U.S. Treasury Bonds, 5%, 2037	2,452,000	3,538,543
U.S. Treasury Bonds, 4.5%, 2039	88,043,000	119,463,346
U.S. Treasury Notes, 1.375%, 2012	33,218,000	33,334,794
U.S. Treasury Notes, 1.375%, 2013	87,000	87,554
U.S. Treasury Notes, 3.875%, 2013	9,952,000	10,179,025
U.S. Treasury Notes, 3.5%, 2013	25,000,000	25,740,225
U.S. Treasury Notes, 3.125%, 2013	21,207,000	21,955,862
U.S. Treasury Notes, 2.75%, 2013	54,555,000	56,330,165
U.S. Treasury Notes, 2%, 2013	11,523,000	11,799,817
U.S. Treasury Notes, 1.5%, 2013	16,019,000	16,303,081
U.S. Treasury Notes, 1.875%, 2014	86,541,000	88,761,988
U.S. Treasury Notes, 1.875%, 2014	28,430,000	29,229,594
U.S. Treasury Notes, 4.75%, 2014	2,962,000	3,205,903
U.S. Treasury Notes, 2.125%, 2015	139,369,000	146,206,722
U.S. Treasury Notes, 4.25%, 2015	856,000	956,313
U.S. Treasury Notes, 2.625%, 2016	4,568,000	4,915,954
U.S. Treasury Notes, 4.75%, 2017	2,870,000	3,442,878
U.S. Treasury Notes, 3.75%, 2018	4,535,000	5,311,972
U.S. Treasury Notes, 3.125%, 2019	52,370,000	59,521,752
U.S. Treasury Notes, 3.5%, 2020	120,403,000	140,683,441
U.S. Treasury Notes, TIPS, 0.5%, 2014	21,032,000	21,102,646

		$831,314,625
Utilities - Electric Power - 1.0%
Bruce Mansfield Unit, 6.85%, 2034	$10,139,826	$10,559,615
MidAmerican Funding LLC, 6.927%, 2029	12,485,000	16,432,233
Oncor Electric Delivery Co., 7%, 2022	8,725,000	10,598,135
Progress Energy, Inc., 3.15%, 2022	6,169,000	6,225,557
PSEG Power LLC, 5.32%, 2016	5,099,000	5,750,168
System Energy Resources, Inc., 5.129%, 2014 (z)	1,483,497	1,514,472
Waterford 3 Funding Corp., 8.09%, 2017	3,991,771	4,000,593

		$55,080,773
Total Bonds		$2,292,528,070

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Convertible Preferred Stocks - 0.2%
Aerospace - 0.0%
United Technologies Corp., 7.5% (a)	41,830	$2,204,023

Automotive - 0.1%
General Motors Co., 4.75%	193,780	$6,433,496

Utilities - Electric Power - 0.1%
PPL Corp., 9.5%	58,230	$3,080,367
Total Convertible Preferred Stocks		$11,717,886

Money Market Funds - 0.5%
MFS Institutional Money Market Portfolio, 0.14%, at Net Asset Value (v)	26,605,767	$26,605,767
Total Investments		$5,726,053,432

Other Assets, Less Liabilities - 0.8%		47,906,426
Net Assets - 100.0%		$5,773,959,858

(a)	Non-income producing security.
(e)	Guaranteed by Minister for Finance of Ireland.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $155,432,972, representing 2.7% of net assets.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Bayview Financial Revolving Mortgage Loan Trust, FRN, 1.845%, 2040	3/01/06	$6,961,854	$4,530,112
Nordea Bank AB, 4.875%, 2021	1/11/11	3,574,892	3,906,925
Russian Federation, 3.625%, 2015	4/22/10	11,962,941	12,413,640
Spirit Master Funding LLC, 5.05%, 2023	10/04/05	6,816,958	6,442,728
System Energy Resources, Inc., 5.129%, 2014	4/16/04	1,483,497	1,514,472
Total Restricted Securities			$28,807,877
% of Net assets			0.5%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
CDO	Collateralized Debt Obligation
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TBA	To Be Announced
TIPS	Treasury Inflation Protected Security

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

6/30/12 (unaudited)

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

Supplemental Information (unaudited) – continued

The following is a summary of the levels used as of June 30, 2012 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities
United States	$3,175,249,767	$—	$—	$3,175,249,767
United Kingdom	62,976,909	48,964,524	—	111,941,433
Switzerland	—	54,571,052	—	54,571,052
France	29,462,350	—	—	29,462,350
Canada	11,267,261	—	—	11,267,261
Netherlands	8,969,808	—	—	8,969,808
Germany	—	8,096,289	—	8,096,289
Israel	7,361,636	—	—	7,361,636
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	—	865,282,280	—	865,282,280
Non-U.S. Sovereign Debt	—	85,898,873	—	85,898,873
Corporate Bonds	—	361,355,558	—	361,355,558
Residential Mortgage-Backed Securities	—	723,771,461	—	723,771,461
Commercial Mortgage-Backed Securities	—	88,263,010	—	88,263,010
Asset-Backed Securities (including CDOs)	—	13,145,389	—	13,145,389
Foreign Bonds	—	154,811,498	—	154,811,498
Mutual Funds	26,605,767	—	—	26,605,767
Total Investments	$3,321,893,498	$2,404,159,934	$—	$5,726,053,432

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 1 investments presented above, equity investments amounting to $87,714,298 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$5,214,478,700
Gross unrealized appreciation	$650,650,425
Gross unrealized depreciation	(139,075,693)
Net unrealized appreciation (depreciation)	$511,574,732

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	81,012,960	812,314,944	(866,722,137)	26,605,767

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$61,008	$26,605,767

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST V

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: August 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: August 16, 2012

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2012

*	Print name and title of each signing officer under his or her signature.